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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number               811-08365
                                                                           ___________________________________

Evergreen Select Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices)          (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200
                                                                                             ______________

Date of fiscal year end:	Registrant is making a quarterly filing for four of its series, Evergreen Adjustable Rate Fund, Evergreen Institutional Enhanced Income Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund, for the quarter ended March 31, 2006. These four series have a June 30 fiscal year end.

Date of reporting period:	March 31, 2006

Item 1 – Schedule of Investments

EVERGREEN ADJUSTABLE RATE FUND
SCHEDULE OF INVESTMENTS

March 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 13.4%
FIXED-RATE 1.0%
FHLMC:
Ser. 1764, Class G, 6.00%, 12/15/2024	$3,777,965	$3,806,709
Ser. 1900, Class P, 0.00%, 05/15/2007 ¤	518,086	515,795
Ser. 2106, Class ZD, 6.00%, 12/15/2028	11,797,084	12,033,884
Ser. 2403, Class KE, 6.50%, 01/15/2032	9,139,127	9,328,307
Ser. 2459, Class VM, 6.50%, 11/15/2014	2,141,911	2,183,110
Ser. 2480, Class EH, 6.00%, 11/15/2031	3,242,024	3,230,742
FNMA:
Ser. 1989-96, Class H, 9.00%, 12/25/2019	117,687	125,770
Ser. 1992-87, Class Z, 8.00%, 05/25/2022	167,670	179,960
Ser. 1994-51, Class PJ, 6.50%, 09/25/2023	3,004,806	3,014,757
Ser. 1999-7, Class D, 6.00%, 03/18/2028	418,665	420,757
Ser. 2002-6, Class TA, 6.00%, 09/25/2031	105,461	105,620
Ser. G93-1, Class K, 6.68%, 01/25/2023	3,551,309	3,533,588

		38,478,999

FLOATING-RATE 12.4%
FHLMC:
Ser. 020, Class F, 5.48%, 10/25/2023	1,538,564	1,562,304
Ser. 021, Class F, 5.375%, 10/25/2023	1,357,221	1,374,091
Ser. 031, Class FA, 5.28%, 04/25/2024	968,891	974,936
Ser. 1380, Class FB, 3.84%, 10/15/2007	1,275,183	1,274,647
Ser. 1506, Class FD, 5.75%, 05/15/2008	119,459	119,860
Ser. 1513, Class AG, 3.86%, 05/15/2008	2,723,358	2,730,820
Ser. 1671, Class QA, 4.30%, 02/15/2024	590,190	596,487
Ser. 1686, Class FE, 4.45%, 02/15/2024	57,056	58,355
Ser. 1691, Class EA, 5.20%, 02/15/2024	1,290,978	1,298,569
Ser. 1698, Class FC, 3.81%, 03/15/2009	4,450,473	4,475,218
Ser. 1730, Class FA, 3.99%, 05/15/2024	1,806,243	1,799,867
Ser. 1939, Class FB, 5.75%, 04/15/2027	337,225	343,552
Ser. 2115, Class FB, 5.20%, 01/15/2029	1,049,212	1,058,413
Ser. 2182, Class FE, 5.18%, 05/15/2028	1,472,830	1,492,860
Ser. 2293, Class FM, 4.95%, 03/15/2031	2,110,129	2,118,400
Ser. 2314, Class FG, 5.15%, 06/15/2029	3,608,188	3,651,847
Ser. 2315, Class FW, 5.30%, 04/15/2027	1,086,744	1,100,937
Ser. 2322, Class FE, 5.20%, 08/15/2028	2,746,447	2,787,890
Ser. 2339, Class F, 5.25%, 06/15/2029	4,965,674	5,051,431
Ser. 2388, Class FG, 5.25%, 12/31/2031	2,671,939	2,709,186
Ser. 2389, Class FI, 5.50%, 06/15/2031	2,938,337	3,013,705
Ser. 2391, Class EF, 5.25%, 06/15/2031	1,259,287	1,281,224
Ser. 2395, Class FD, 5.35%, 05/15/2029	2,884,232	2,926,400
Ser. 2396, Class FM, 5.20%, 12/15/2031	732,346	741,332
Ser. 2418, Class FO, 5.65%, 02/15/2032	6,291,353	6,479,149
Ser. 2422, Class FC, 5.25%, 02/15/2032	4,386,744	4,454,783
Ser. 2425, Class FO, 5.65%, 03/15/2032	9,372,991	9,647,901
Ser. 2431, Class F, 5.25%, 03/15/2032	11,224,591	11,401,041
Ser. 2436, Class FA, 5.75%, 03/15/2032	1,489,497	1,525,623
Ser. 2461, Class FI, 5.25%, 04/15/2028	1,585,731	1,601,288
Ser. 2464, Class FE, 5.75%, 03/15/2032	2,058,605	2,102,966
Ser. 2466, Class FV, 5.30%, 03/15/2032	2,364,477	2,405,879
Ser. 2470, Class FB, 5.20%, 04/15/2027	3,532,877	3,576,119
Ser. 2475, Class FD, 5.30%, 06/15/2031	5,003,179	5,085,332
Ser. 2479, Class FA, 5.15%, 08/15/2032	13,228,234	13,371,231
Ser. 2481, Class FC, 5.75%, 05/15/2031	2,938,506	3,025,297
Ser. 2481, Class FE, 5.75%, 03/15/2032	4,560,537	4,664,882

EVERGREEN ADJUSTABLE RATE FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
FHLMC:
Ser. 2526, Class FL, 5.15%, 01/15/2029	$6,019,858	$6,068,799
Ser. 2526, Class FM, 5.15%, 05/15/2029	8,957,232	9,052,806
Ser. 2534, Class EF, 5.10%, 05/15/2022	5,777,840	5,808,752
Ser. 2534, Class FJ, 5.10%, 04/15/2022	4,210,785	4,233,312
Ser. 2547, Class FM, 5.30%, 01/15/2033	8,265,458	8,441,264
Ser. 2631, Class FC, 5.15%, 06/15/2033	6,228,861	6,310,895
Ser. 2827, Class FR, 5.25%, 01/15/2022	11,284,504	11,365,188
Ser. T-62, Class 1A1, 4.82%, 10/25/2044	85,638,233	86,513,456
FNMA:
Ser. 1992-039, Class FA, 4.68%, 03/25/2022	1,198,918	1,222,681
Ser. 1992-045, Class F, 4.68%, 04/25/2022	276,895	282,242
Ser. 1992-187, Class FA, 4.15%, 10/25/2007	171,615	173,416
Ser. 1993-062, Class FA, 4.55%, 04/25/2023	2,051,514	2,089,303
Ser. 1993-113, Class FA, 4.06%, 07/25/2023	1,127,808	1,141,703
Ser. 1993-165, Class FE, 5.99%, 09/25/2023	3,529,967	3,626,159
Ser. 1993-170, Class FC, 4.20%, 09/25/2008	151,131	152,987
Ser. 1993-191, Class FC, 4.15%, 10/25/2008	3,675,985	3,738,514
Ser. 1993-197, Class FB, 4.20%, 10/25/2008	155,572	158,377
Ser. 1993-229, Class FB, 4.30%, 12/25/2008	497,498	505,373
Ser. 1993-247, Class FO, 4.40%, 12/25/2023	559,175	572,522
Ser. 1994-14, Class F, 4.95%, 10/25/2023	2,195,874	2,272,708
Ser. 1994-33, Class FA, 4.35%, 03/25/2009	1,162,722	1,178,454
Ser. 1994-33, Class FD, 4.35%, 03/25/2009	566,514	574,179
Ser. 1994-55, Class F, 3.96%, 12/25/2023	646,508	649,559
Ser. 1994-61, Class FB, 6.34%, 04/25/2024	1,168,466	1,211,172
Ser. 1994-80, Class F, 4.20%, 02/25/2009	1,018,919	1,035,099
Ser. 1997-43, Class FM, 5.28%, 07/18/2027	1,710,960	1,732,090
Ser. 1998-T2, Class A5, 5.68%, 01/25/2032	7,146,016	7,187,215
Ser. 1999-51, Class FJ, 5.42%, 10/25/2029	2,902,862	2,945,651
Ser. 2000-45, Class FA, 5.33%, 12/08/2030	4,257,546	4,299,227
Ser. 2000-45, Class FB, 5.33%, 12/18/2030	2,554,527	2,579,536
Ser. 2001-08, Class FK, 5.03%, 03/18/2031	2,096,621	2,102,974
Ser. 2001-32, Class FA, 5.37%, 07/25/2031	6,166,902	6,272,294
Ser. 2001-38, Class FB, 5.32%, 08/25/2031	654,061	666,364
Ser. 2001-46, Class F, 5.18%, 09/18/2031	5,152,268	5,197,917
Ser. 2001-59, Class F, 5.42%, 11/25/2031	6,271,833	6,413,388
Ser. 2001-62, Class FK, 5.32%, 07/25/2028	443,261	448,008
Ser. 2001-63, Class FD, 5.38%, 12/18/2031	1,657,073	1,688,938
Ser. 2001-69, Class FA, 5.42%, 07/25/2031	3,038,940	3,108,593
Ser. 2001-71, Class FS, 5.42%, 11/25/2031	2,268,029	2,322,439
Ser. 2001-81, Class F, 5.37%, 01/25/2032	1,239,556	1,265,352
Ser. 2001-81, Class FC, 5.43%, 01/18/2032	1,596,098	1,636,064
Ser. 2001-81, Class FL, 5.43%, 01/18/2032	3,224,414	3,298,479
Ser. 2002-04, Class FD, 5.37%, 02/25/2032	4,664,918	4,758,589
Ser. 2002-05, Class FD, 5.72%, 02/25/2032	2,493,462	2,564,875
Ser. 2002-13, Class FE, 5.72%, 02/27/2031	3,471,833	3,574,843
Ser. 2002-20, Class FK, 5.42%, 04/25/2032	5,894,930	6,002,513
Ser. 2002-34, Class FA, 5.28%, 05/18/2032	3,753,042	3,800,518
Ser. 2002-37, Class F, 5.62%, 11/25/2031	4,715,590	4,859,604
Ser. 2002-52, Class FG, 5.32%, 09/25/2032	16,190,914	16,475,875
Ser. 2002-64, Class FJ, 5.82%, 04/25/2032	6,288,053	6,442,045
Ser. 2002-77, Class TF, 5.78%, 12/18/2032	8,558,652	8,828,464
Ser. 2002-81, Class FG, 5.27%, 02/25/2031	1,713,758	1,721,949
Ser. 2002-92, Class FB, 5.47%, 04/25/2030	2,959,407	3,005,633
Ser. 2002-95, Class FK, 5.32%, 01/25/2033	8,503,748	8,663,449

EVERGREEN ADJUSTABLE RATE FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
FNMA:
Ser. 2003-01, Class FI, 5.12%, 09/25/2023	$1,927,617	$1,936,889
Ser. 2003-081, Class FG, 5.27%, 09/25/2017	9,222,053	9,347,719
Ser. 2003-102, Class FT, 5.22%, 10/25/2033	3,605,355	3,635,568
Ser. 2003-119, Class FE, 5.82%, 06/25/2027	17,052,179	17,385,549
Ser. 2003-W6, Class F, 5.17%, 09/25/2042	40,719,784	41,061,423
Ser. 2003-W8, Class 3F2, 5.17%, 05/25/2042	1,906,737	1,923,821
Ser. 2004-17, Class FT, 5.22%, 04/25/2034	10,316,988	10,413,349
Ser. G92-06, Class F, 4.19%, 08/25/2021	288,216	290,337
Ser. G92-20, Class FB, 4.68%, 04/25/2022	1,327,898	1,354,204
Ser. G93-19, Class FD, 4.06%, 04/25/2023	3,412,566	3,450,855
GNMA, Ser. 2002-66, Class DS, Pro-rata Principal STRIPS, 41.99%, 07/16/2031 +	442,281	874,262

		487,799,604

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $523,822,135)		526,278,603

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 79.9%
FIXED-RATE 4.9%
FHLMC:
4.55%, 06/01/2029	1,361,662	1,414,644
5.50%, 01/01/2007 – 10/01/2035	4,517,940	4,511,537
6.00%, 09/01/2032	112,505	113,988
6.10%, 04/01/2020	381,378	392,625
6.50%, 04/01/2011 – 09/01/2032	17,979,905	18,536,888
7.00%, 11/01/2012 – 09/01/2035	9,771,373	10,087,853
7.50%, 01/01/2016 – 06/01/2016	452,143	471,500
8.50%, 05/01/2020 – 03/01/2023	774,070	834,054
9.75%, 03/01/2016	40,083	41,030
FNMA:
4.23%, 11/01/2018	229,889	232,937
4.60%, 04/01/2018	2,644,952	2,688,832
6.00%, 02/01/2033	3,558,811	3,649,952
6.50%, 08/01/2013 – 05/01/2033	22,846,279	23,575,762
7.00%, 12/01/2007 – 07/01/2033	8,272,227	8,547,326
7.50%, 11/01/2017 – 06/01/2033	13,412,064	14,050,171
8.00%, 12/01/2026 – 05/01/2033	1,848,135	1,969,644
8.50%, 04/01/2026 – 06/01/2030	478,925	514,409
9.00%, 05/01/2021 – 02/01/2032	830,500	902,959
9.50%, 05/01/2007 – 12/01/2024	628,399	686,926
10.00%, 01/01/2021	319,226	351,501
10.50%, 11/01/2019	105,384	113,073
10.75%, 10/01/2012	23,348	24,507
11.00%, 01/01/2016 – 01/01/2018	70,998	78,119
12.50%, 07/15/2015	181,509	200,053
FNMA 30 year, 6.50%, TBA #	71,130,000	72,574,793
GNMA:
4.625%, 01/20/2019	55,321	56,589
6.50%, 06/20/2034 – 08/20/2034	17,089,153	17,732,668
6.75%, 02/15/2029	226,923	238,462
7.00%, 07/20/2034	1,887,308	1,966,634
7.50%, 02/20/2023 – 11/20/2023	54,200	56,901
7.89%, 10/20/2022	1,826,015	1,927,528
8.375%, 10/15/2020	2,204,252	2,366,249
9.00%, 05/15/2016 – 01/20/2025	454,241	493,979
10.25%, 11/15/2029	2,447,777	2,573,837

		193,977,930

EVERGREEN ADJUSTABLE RATE FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE 75.0%
FHLMC:
3.17%, 12/01/2033	$17,715,486	$17,920,277
3.51%, 10/01/2033	8,105,639	8,208,175
3.98%, 09/01/2026	2,311,608	2,303,170
4.04%, 01/01/2018	22,453	22,385
4.17%, 01/01/2022	158,869	160,396
4.22%, 03/01/2018 – 10/01/2018	482,819	487,245
4.23%, 06/01/2019	1,379,042	1,389,548
4.25%, 05/01/2019	46,175	46,607
4.28%, 06/01/2020 – 05/01/2033	11,931,654	12,128,498
4.32%, 08/01/2018 – 07/01/2030	428,893	430,122
4.33%, 08/01/2018	2,438	2,472
4.34%, 01/01/2026	71,350	72,047
4.35%, 09/01/2016	615,466	625,845
4.37%, 05/01/2017	10,889	10,827
4.375%, 12/01/2017 – 09/01/2018	244,307	244,205
4.38%, 02/01/2018	52,299	53,002
4.40%, 10/01/2030	87,311	87,140
4.44%, 09/01/2016 – 03/01/2019	417,073	416,058
4.45%, 07/01/2017 – 07/01/2029	471,451	469,299
4.50%, 07/01/2018	197	197
4.53%, 12/01/2018	102,781	102,489
4.54%, 06/01/2016 – 07/01/2019	111,767	112,369
4.55%, 08/01/2016 – 02/01/2037	10,840,690	10,988,066
4.57%, 10/01/2032	3,064,980	3,090,124
4.58%, 12/01/2018	155,440	155,042
4.60%, 12/01/2017	17,709	17,693
4.62%, 06/01/2021 – 06/01/2029	2,601,014	2,636,539
4.625%, 06/01/2019 – 10/01/2019	508,832	512,880
4.67%, 10/01/2032	3,752,080	3,904,977
4.69%, 08/01/2018	5,836	5,824
4.70%, 11/01/2020	121,764	121,519
4.72%, 05/01/2028	2,135,553	2,182,898
4.73%, 10/01/2032	20,732,849	21,176,739
4.75%, 09/01/2015 – 04/01/2017	37,380	37,555
4.76%, 06/01/2030	5,473,610	5,678,378
4.78%, 11/01/2033	6,427,466	6,434,193
4.81%, 03/01/2031	10,815,486	10,975,663
4.82%, 12/01/2032	22,731,856	22,830,966
4.83%, 01/01/2020 – 06/01/2031	11,689,310	12,126,863
4.85%, 12/01/2018	110,022	109,872
4.875%, 06/01/2018	48,487	48,428
4.88%, 07/01/2019	4,315	4,405
4.92%, 01/01/2017 – 02/01/2024	295,825	295,850
4.93%, 01/01/2020 – 04/01/2020	184,232	184,901
4.94%, 08/01/2018 – 04/01/2025	4,960,975	5,147,853
4.96%, 05/01/2019	338,798	339,544
4.98%, 10/01/2034	25,441,820	25,010,072
5.02%, 11/01/2034	41,558,688	40,891,255
5.06%, 10/01/2035	4,744,066	4,658,721
5.08%, 10/01/2029	1,498,765	1,511,130
5.09%, 04/01/2019	63,080	63,120
5.10%, 10/01/2025	69,332	71,218
5.11%, 05/01/2022	21,621	21,602
5.14%, 06/01/2020	5,585	5,593
5.15%, 01/01/2027	335,092	338,463

>
EVERGREEN ADJUSTABLE RATE FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
5.18%, 02/01/2027	$4,257,044	$4,347,890
5.20%, 05/01/2020 – 05/01/2031	9,708,827	10,199,091
5.22%, 03/01/2025	510,073	513,537
5.24%, 07/01/2025	209,412	216,823
5.25%, 01/01/2017	26,382	26,779
5.26%, 11/01/2024	11,551,125	11,866,817
5.27%, 02/01/2026 – 07/01/2031	2,686,373	2,754,581
5.28%, 05/01/2020 – 12/01/2033	21,951,700	22,167,104
5.29%, 05/01/2019	21,506	21,662
5.30%, 07/01/2028	2,615,164	2,658,286
5.31%, 11/01/2030	46,480	46,623
5.32%, 03/01/2033	29,856,389	29,622,912
5.33%, 01/01/2032	493,478	504,505
5.34%, 09/01/2030	991,157	1,029,108
5.35%, 04/01/2032	645,514	660,029
5.375%, 08/01/2019	42,714	42,849
5.38%, 07/01/2018	986,685	1,014,677
5.40%, 06/01/2017	67,356	67,902
5.43%, 10/01/2025	945,547	980,154
5.45%, 10/01/2018	100,001	100,524
5.46%, 02/01/2031 – 10/01/2031	2,043,591	2,099,320
5.49%, 01/01/2019 – 11/01/2029	1,252,780	1,293,277
5.50%, 07/01/2028 – 07/01/2031	1,316,447	1,337,728
5.53%, 06/01/2025 – 04/01/2032	664,773	674,149
5.54%, 11/01/2031	357,268	370,630
5.55%, 12/01/2031	109,806	114,377
5.57%, 01/01/2030	176,430	180,518
5.58%, 07/01/2028 – 06/01/2032	5,924,575	6,083,882
5.59%, 06/01/2033	5,175,804	5,193,195
5.60%, 08/01/2032	3,426,481	3,479,044
5.61%, 08/01/2030	1,009,063	1,037,367
5.625%, 10/01/2023 – 07/01/2031	114,851	116,726
5.63%, 08/01/2030 – 10/01/2037	3,830,363	3,886,197
5.65%, 06/01/2022 – 01/01/2030	164,773	168,602
5.68%, 10/01/2030 – 09/01/2032	6,633,157	6,781,215
5.70%, 05/01/2025 – 03/01/2032	6,892,204	7,015,880
5.71%, 03/01/2020 – 07/01/2031	3,847,599	3,973,041
5.72%, 07/01/2030	140,714	139,985
5.73%, 09/01/2030	366,094	373,465
5.74%, 06/01/2024 – 12/01/2032	31,568,445	32,017,226
5.75%, 07/01/2031	4,300,405	4,382,194
5.77%, 03/01/2018 – 05/01/2031	1,083,466	1,108,899
5.78%, 05/01/2032	1,390,171	1,416,876
5.79%, 04/01/2030 – 09/01/2032	21,337,919	21,871,162
5.80%, 08/01/2029	677,613	701,581
5.82%, 07/01/2026	892,212	923,047
5.83%, 07/01/2023	17,600	17,908
5.84%, 05/01/2023 – 01/01/2028	606,925	619,217
5.85%, 01/01/2027 – 08/01/2031 ##	1,081,995	1,106,961
5.87%, 08/01/2025 – 03/01/2030 ##	66,329,352	69,267,288
5.88%, 11/01/2022	26,174	26,700
5.89%, 10/01/2024 – 12/01/2031	3,220,645	3,315,554
5.90%, 02/01/2027 – 10/01/2029	5,896,638	6,095,093
5.91%, 10/01/2031	2,795,484	2,850,679
5.92%, 10/01/2032	878,543	896,751

EVERGREEN ADJUSTABLE RATE FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
5.94%, 01/01/2031 – 06/01/2031	$4,490,314	$4,627,051
5.96%, 08/01/2033	4,276,851	4,363,704
5.97%, 01/01/2030	2,848,885	2,936,374
5.98%, 04/01/2023	645,203	669,953
5.99%, 10/01/2033	19,602,783	20,358,470
6.00%, 06/01/2030	459,681	474,450
6.01%, 10/01/2030	16,803,307	17,330,989
6.02%, 02/01/2021 – 12/01/2032	239,304	246,472
6.03%, 06/01/2030 – 09/01/2031	11,216,932	11,670,604
6.05%, 05/01/2023	143,434	145,767
6.06%, 08/01/2030	27,204,870	28,538,452
6.07%, 08/01/2029	1,620,655	1,635,284
6.08%, 11/01/2032	6,888,173	6,998,729
6.10%, 05/01/2031 – 11/01/2031	573,733	586,817
6.12%, 02/01/2018	6,524	6,600
6.14%, 06/01/2024 – 11/01/2031	3,652,159	3,765,018
6.15%, 06/01/2026	5,804,986	5,954,645
6.16%, 05/01/2027	222,171	226,679
6.17%, 02/01/2023	1,900,507	1,967,272
6.18%, 09/01/2030 – 01/01/2031	3,330,411	3,452,542
6.19%, 11/01/2018 – 03/01/2030	1,425,711	1,470,896
6.23%, 07/01/2024	180,986	185,990
6.26%, 09/01/2031	2,027,163	2,066,287
6.27%, 08/01/2027	296,053	302,720
6.31%, 07/01/2024	84,869	86,749
6.32%, 05/01/2031	2,023,821	2,104,886
6.41%, 05/01/2027	944,754	951,971
6.44%, 02/01/2030	939,485	963,282
6.49%, 06/01/2030	743,230	772,543
6.50%, 02/01/2030	332,439	339,912
6.53%, 04/01/2031	104,319	104,714
6.57%, 09/01/2031	333,061	339,969
6.59%, 01/01/2024	9,586	9,598
6.65%, 05/01/2026	381,237	385,913
6.71%, 08/01/2029	564,770	578,387
6.875%, 02/01/2024	64,063	64,623
6.91%, 04/01/2024	2,598	2,633
7.19%, 04/01/2029	810,387	827,219
FNMA:
2.79%, 08/01/2033	313,129	309,269
3.34%, 05/01/2033	118,022	118,757
3.37%, 08/01/2033	95,624	95,961
3.625%, 05/01/2017	148,387	148,070
3.73%, 01/01/2017	6,906	6,790
3.78%, 06/01/2018	161,121	160,847
3.81%, 02/24/2035	7,726,913	7,992,100
3.82%, 06/01/2017	91,894	91,712
3.875%, 05/01/2017 – 07/01/2017	118,619	118,388
3.89%, 11/01/2017	685,616	684,293
4.00%, 06/01/2017 – 11/01/2017	73,095	72,962
4.09%, 04/01/2018 – 07/01/2033	2,739,012	2,683,787
4.10%, 12/01/2017	392,840	392,183
4.11%, 01/01/2018	5,012,772	5,079,592
4.125%, 01/01/2017 – 12/01/2017	33,932	33,877
4.14%, 10/01/2035	2,658,305	2,730,079

EVERGREEN ADJUSTABLE RATE FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
4.19%, 05/01/2019	$11,021	$10,990
4.21%, 05/01/2018 – 03/01/2019	7,060,873	7,028,014
4.22%, 01/01/2018 – 10/01/2018	7,489,729	7,592,459
4.25%, 06/01/2017 – 03/01/2018	6,565,524	6,530,920
4.28%, 02/01/2018	46,744	47,471
4.32%, 09/01/2017 – 09/01/2033	964,727	982,312
4.37%, 07/01/2028	446,967	445,237
4.375%, 09/01/2016 – 08/01/2017	84,264	84,232
4.38%, 11/01/2027 – 11/01/2028	1,430,024	1,435,551
4.42%, 09/01/2019 – 02/01/2035	13,641,262	13,912,904
4.44%, 10/01/2016 – 03/01/2033	9,785,356	9,772,874
4.46%, 04/01/2021 – 09/01/2034	37,500,557	37,884,098
4.47%, 01/01/2029 – 08/01/2033	564,223	574,148
4.50%, 05/01/2016 – 03/01/2030	554,338	559,096
4.51%, 11/01/2024 – 05/01/2034	6,957,492	6,893,664
4.52%, 06/01/2019 – 04/01/2035	17,031,713	17,023,245
4.53%, 04/01/2033	5,531,940	5,549,476
4.54%, 07/01/2016 – 05/01/2028	1,166,034	1,171,097
4.55%, 10/01/2017 – 01/01/2035	5,577,866	5,597,582
4.56%, 10/01/2017 – 01/01/2021	28,277	28,013
4.57%, 05/01/2017 – 01/01/2033	1,709,230	1,783,182
4.58%, 05/01/2017	17,065	17,180
4.59%, 08/01/2018 – 01/01/2029	751,905	760,971
4.60%, 07/01/2015 – 04/01/2042	46,870,609	47,107,685
4.61%, 11/01/2021 – 04/01/2033	6,903,280	6,922,574
4.62%, 01/01/2021	18,220	18,073
4.625%, 09/01/2015 – 01/01/2029	1,299,858	1,295,844
4.64%, 02/01/2035	14,593,413	14,824,864
4.67%, 06/01/2033	4,121,596	4,109,519
4.69%, 01/01/2033	3,244,520	3,267,394
4.70%, 05/01/2018	69,640	70,007
4.71%, 12/01/2034	1,294,690	1,315,263
4.72%, 05/01/2033 – 08/01/2033	47,905,800	49,388,465
4.74%, 02/01/2019 – 01/01/2035	1,951,106	1,934,667
4.75%, 12/01/2016 – 01/01/2034	2,268,448	2,248,349
4.76%, 03/01/2015	169,211	168,998
4.77%, 02/01/2035	32,782,297	32,648,873
4.80%, 08/01/2034	27,922,284	27,838,796
4.81%, 04/01/2018	728	697
4.82%, 06/01/2023 – 07/01/2033	25,108,914	25,211,095
4.83%, 11/01/2032 – 09/01/2033	11,462,421	11,630,057
4.85%, 06/01/2025 – 03/01/2035 µ	75,758,015	78,103,255
4.86%, 10/01/2015 – 08/01/2034	58,106,168	57,949,469
4.875%, 01/01/2019 – 01/01/2023	597,837	590,248
4.88%, 04/01/2018	2,518,903	2,527,845
4.91%, 09/01/2021 – 02/01/2035	20,008,545	20,146,273
4.94%, 04/01/2020 – 05/01/2041	6,671,873	6,788,618
4.95%, 03/01/2014 – 07/01/2044	86,195,184	87,701,340
4.96%, 06/01/2033 – 01/01/2036	2,694,586	2,692,367
4.97%, 06/01/2024	60,035	60,246
4.98%, 10/01/2017 – 08/01/2034	20,865,985	20,865,680
4.99%, 04/01/2030	165,495	167,219
5.00%, 07/01/2032 – 08/01/2034	50,681,417	51,902,028
5.01%, 11/01/2033	2,050,089	2,019,983
5.02%, 01/01/2031 – 05/01/2033	22,540,553	22,913,382

EVERGREEN ADJUSTABLE RATE FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
5.03%, 07/01/2035	$16,420,059	$16,465,049
5.05%, 01/01/2023	102,815	105,031
5.07%, 07/01/2023 – 08/01/2031	386,851	396,283
5.08%, 11/01/2032	2,543,184	2,576,296
5.09%, 03/01/2018 – 04/01/2034	28,269,267	29,051,649
5.10%, 03/01/2017	36,963	37,231
5.11%, 09/01/2033	1,457,659	1,481,518
5.12%, 12/01/2025 – 11/01/2033	13,000,301	13,087,412
5.125%, 12/01/2020	3,775	3,840
5.13%, 12/01/2020 – 09/01/2032	2,646,418	2,683,238
5.15%, 06/01/2030 – 01/01/2041	95,198,542	96,716,393
5.16%, 06/01/2028 – 03/01/2034	65,479,291	66,005,532
5.17%, 07/01/2017	230,297	230,507
5.18%, 07/01/2021 – 01/01/2036	36,089,680	37,189,689
5.19%, 05/01/2032	2,688,724	2,690,742
5.20%, 09/01/2032 – 04/01/2033	6,230,909	6,273,789
5.21%, 11/01/2027 – 02/01/2029	6,235,475	6,357,395
5.22%, 10/01/2029 – 09/01/2032	5,288,462	5,374,740
5.23%, 11/01/2023 – 10/01/2035	89,635,978	92,386,801
5.24%, 11/01/2017	38,999	39,507
5.26%, 08/01/2026 – 02/01/2037	9,205,753	9,455,405
5.27%, 12/01/2016	18,444	18,477
5.28%, 01/01/2023 – 10/01/2032	854,924	881,148
5.29%, 11/01/2014 – 08/01/2032	2,197,795	2,243,157
5.30%, 10/01/2034	865,672	863,077
5.31%, 09/01/2032 – 11/01/2032	12,780,321	13,169,811
5.32%, 04/01/2028 – 03/01/2032	4,544,332	4,698,564
5.33%, 06/01/2019 – 06/01/2022	108,221	109,719
5.34%, 11/01/2022	959,124	943,662
5.37%, 06/01/2034	1,988,138	1,988,009
5.42%, 06/01/2032 – 01/01/2034	10,991,875	11,365,426
5.43%, 07/01/2021 – 09/01/2033	2,946,212	2,956,499
5.44%, 03/01/2030	153,095	155,892
5.45%, 01/01/2021 – 09/01/2026	2,548,990	2,510,538
5.46%, 01/01/2019 – 08/01/2032	1,199,400	1,207,694
5.47%, 10/01/2017 – 07/01/2030	3,354,898	3,422,600
5.50%, 05/01/2024 – 07/01/2032	1,031,903	1,059,988
5.51%, 11/01/2017 – 11/01/2033	8,804,460	9,026,046
5.52%, 02/01/2035	11,847,837	12,239,763
5.53%, 03/01/2018 – 12/01/2036	2,468,935	2,511,885
5.54%, 07/01/2039	10,683,235	11,145,392
5.55%, 09/01/2017 – 07/01/2033	8,676,179	8,969,747
5.57%, 06/01/2019	88,664	89,064
5.58%, 11/01/2019 – 02/01/2035	31,408,135	32,424,414
5.59%, 04/01/2034	3,386,061	3,495,803
5.60%, 06/01/2024 – 09/01/2034	86,325,473	89,460,176
5.61%, 02/01/2029	11,724,438	12,291,887
5.62%, 12/01/2031	3,336,711	3,417,726
5.625%, 01/01/2022 – 03/01/2023	36,295	36,557
5.63%, 07/01/2019 – 03/01/2031	801,458	820,375
5.64%, 09/01/2024 – 01/01/2033	2,662,131	2,705,177
5.65%, 05/01/2017 – 11/01/2033	7,657,427	7,809,603
5.66%, 05/01/2034	3,226,993	3,328,837
5.67%, 06/01/2027 – 08/01/2033	1,220,960	1,248,540
5.68%, 01/01/2022 – 12/01/2032	58,240,900	60,275,426

EVERGREEN ADJUSTABLE RATE FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
5.71%, 07/01/2020 – 03/01/2033	$443,959	$447,673
5.72%, 08/01/2025 – 04/01/2040	11,301,517	11,512,962
5.73%, 01/01/2017 – 06/01/2040	6,272,459	6,445,901
5.74%, 10/01/2024	91,875	93,836
5.75%, 06/01/2022	192	196
5.77%, 03/01/2032 – 12/01/2035 µ	170,214,298	175,682,221
5.78%, 04/01/2019 – 01/01/2036	110,020,607	113,513,475
5.80%, 08/01/2031	916,114	949,410
5.81%, 05/01/2032 – 04/01/2034	34,493,037	35,661,755
5.82%, 11/01/2039	458,748	475,423
5.83%, 09/01/2030	1,049,212	1,073,236
5.84%, 05/01/2025	726,319	751,063
5.85%, 03/01/2014 – 04/01/2030	821,559	843,450
5.86%, 12/01/2031 – 04/01/2034	27,216,131	28,102,833
5.875%, 10/01/2032	6,583,781	6,811,706
5.88%, 07/01/2019 – 02/01/2032	13,562,110	14,117,640
5.89%, 01/01/2028 – 02/01/2035	35,613,913	37,069,776
5.90%, 04/01/2024 – 07/01/2032	45,145,567	47,129,870
5.91%, 01/01/2027 – 08/01/2032	22,583,827	23,555,212
5.92%, 06/01/2018 – 09/26/2035	7,962,573	8,192,207
5.95%, 07/01/2027 – 04/01/2034	40,284,233	41,683,075
5.96%, 06/01/2025 – 06/01/2031	1,454,730	1,487,008
5.97%, 12/01/2030 – 09/26/2035	20,554,039	21,327,829
5.98%, 04/01/2033	1,778,788	1,832,593
5.99%, 09/01/2023 – 11/01/2029	151,731	154,902
6.00%, 03/01/2014 – 07/01/2032	14,111,238	14,125,083
6.01%, 09/01/2028 – 12/01/2030	1,299,610	1,339,277
6.02%, 05/01/2029 – 02/01/2035	16,820,492	17,430,871
6.03%, 10/01/2018 – 11/01/2031	493,752	509,061
6.04%, 02/01/2034	1,320,667	1,352,205
6.05%, 07/01/2018 – 06/01/2032	3,222,048	3,292,289
6.06%, 12/01/2028	597,001	611,098
6.07%, 09/01/2017 – 05/01/2041	618,096	640,976
6.08%, 07/01/2024 – 01/01/2033	834,858	850,069
6.09%, 04/01/2018	58,355	60,325
6.10%, 09/01/2031	2,112,948	2,150,242
6.11%, 06/01/2032	371,544	375,350
6.12%, 01/01/2019	12,751	12,930
6.13%, 05/01/2019 – 04/01/2024	263,748	265,834
6.14%, 10/01/2024	1,852,553	1,901,333
6.15%, 10/01/2028 – 06/01/2032	3,648,266	3,752,649
6.17%, 05/01/2022 – 04/01/2040	4,969,140	5,062,473
6.18%, 05/01/2018 – 08/01/2040	8,358,281	8,606,770
6.19%, 06/01/2027 – 05/01/2033	2,258,304	2,310,087
6.21%, 07/01/2028 – 08/01/2033	22,791	22,766
6.25%, 07/01/2025 – 08/01/2031	1,669,513	1,691,459
6.27%, 11/01/2024	392,095	400,342
6.28%, 10/01/2025 – 03/01/2033	721,591	733,328
6.30%, 12/01/2024 – 06/01/2033	314,567	322,541
6.31%, 12/01/2031	1,175,068	1,188,558
6.32%, 05/01/2022 – 11/01/2031	629,118	646,291
6.33%, 02/01/2033	1,620,485	1,656,244
6.34%, 09/01/2030	94,368	97,156
6.35%, 07/01/2025 – 04/01/2028	1,653,868	1,704,392
6.37%, 06/01/2019 – 05/01/2028	3,092,587	3,168,942

EVERGREEN ADJUSTABLE RATE FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
6.38%, 11/01/2031	$258,398	$268,568
6.39%, 05/01/2025 – 01/01/2027	144,907	147,840
6.40%, 10/01/2024 – 03/01/2034	273,020	278,142
6.41%, 05/01/2027 – 12/01/2039	3,971,530	4,049,256
6.42%, 07/01/2031	928,483	939,885
6.43%, 04/01/2031	69,720	68,062
6.46%, 06/01/2027 – 03/01/2030	674,858	697,903
6.47%, 10/01/2025	40,355	41,346
6.49%, 01/01/2031 – 03/01/2032	447,964	464,163
6.50%, 04/01/2027 – 08/01/2031	1,382,017	1,402,260
6.53%, 09/01/2031 – 04/01/2032	3,552,020	3,606,541
6.54%, 02/01/2032	766,424	788,625
6.55%, 03/01/2033	1,755,191	1,832,665
6.56%, 02/01/2019 – 03/01/2032	158,121	161,728
6.57%, 05/01/2025	5,243	5,304
6.60%, 06/01/2030	1,270,790	1,307,751
6.63%, 04/01/2034	26,036,273	26,927,271
6.72%, 03/01/2023 – 02/01/2028	76,158	77,875
6.77%, 12/01/2024	82,117	82,091
6.78%, 06/01/2024	93,484	95,602
6.79%, 06/01/2032	986,622	1,017,967
6.81%, 09/01/2033	1,941,103	1,965,434
6.93%, 04/01/2033	9,272,851	9,540,951
6.94%, 01/01/2033	1,101,150	1,151,879
6.96%, 06/01/2027	805,490	820,528
6.97%, 08/01/2030 – 01/01/2033	8,917,525	9,232,983
6.99%, 12/01/2032	2,859,836	2,954,307
7.00%, 04/01/2024	2,137,383	2,235,596
7.04%, 11/01/2031	1,220,534	1,274,357
7.09%, 12/01/2050	2,762,203	2,876,986
7.10%, 03/01/2015	51,853	51,653
7.30%, 06/01/2033	325,143	338,920
7.40%, 01/01/2028	40,449	40,921
7.48%, 03/01/2032	1,345,226	1,414,756
7.50%, 10/01/2021 – 01/01/2036	11,237,862	11,791,615
7.56%, 12/01/2031	203,508	212,137
7.65%, 01/01/2033	204,570	213,401
7.68%, 11/01/2032	242,879	248,970
7.70%, 03/01/2024 – 06/01/2032	197,199	201,035
7.71%, 05/01/2033	61,926	63,918
7.75%, 02/01/2024 – 06/01/2032	580,148	579,155
7.76%, 12/01/2032	162,217	170,493
7.79%, 02/01/2033	118,463	120,390
7.82%, 06/01/2032	209,383	216,563
7.85%, 11/01/2031	315,996	328,572
7.93%, 04/01/2032	366,317	385,909
7.94%, 06/01/2024	648	647
7.98%, 08/01/2033	55,553	57,574
8.04%, 01/01/2033	321,025	324,595
8.06%, 04/01/2032	547,568	577,203
8.11%, 11/01/2031	269,453	278,311
8.12%, 02/01/2033	312,987	320,456
8.25%, 11/01/2031	130,704	134,156
8.26%, 11/01/2031 – 10/01/2032	317,417	331,448
8.32%, 05/01/2032	103,107	107,687

EVERGREEN ADJUSTABLE RATE FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
8.375%, 12/01/2024	$4,888	$4,956
8.51%, 04/01/2032	145,957	154,329
8.54%, 04/01/2033	239,559	240,095
9.10%, 10/01/2024	10,349	10,186
GNMA:
4.00%, 01/20/2030	635,994	644,427
4.25%, 08/20/2017	44,634	44,772
4.375%, 02/20/2016 – 01/20/2028	39,013,175	39,536,442
4.50%, 02/20/2018 – 04/20/2033	7,742,281	7,886,774
4.625%, 01/20/2016 – 03/20/2033	2,276,924	2,323,782
4.75%, 07/20/2016 – 09/20/2027	12,034,281	12,217,688
4.875%, 04/20/2016 – 12/20/2026	221,948	227,033
5.00%, 12/20/2032	669,374	676,911
5.125%, 09/20/2017 – 12/20/2032	66,150,565	67,068,189
5.25%, 07/20/2022	36,312	37,043
5.375%, 08/20/2015 – 09/20/2015	51,960	52,854
5.50%, 12/20/2017	7,100	7,204
5.75%, 10/20/2015	54,327	55,078

		2,943,701,659

Total Agency Mortgage-Backed Pass Through Securities (cost $3,153,620,469)		3,137,679,589

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 12.0%
FHLMC:
Ser. T-41, Class 3A, 7.50%, 07/25/2032	16,832,325	17,759,113
Ser. T-48, Class 2A, 5.14%, 11/25/2032	10,272,622	10,674,797
Ser. T-54, Class 3A, 7.00%, 02/25/2043	58,028,602	59,832,131
Ser. T-54, Class 4A, 5.07%, 02/25/2043	7,854,883	7,926,990
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 10/01/2031	19,527,978	20,614,710
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041	1,416,165	1,495,187
Ser. 2001-T12, Class A4, 5.24%, 08/25/2041	23,387,115	24,043,079
Ser. 2001-W3, Class A, 7.00%, 09/25/2041	2,489,406	2,601,156
Ser. 2002-66, Class A3, 5.10%, 04/25/2042	38,787,765	40,186,107
Ser. 2002-T04, Class A-3, 7.50%, 12/25/2041	24,663,413	26,036,178
Ser. 2002-T12, Class A5, 5.21%, 10/25/2041	5,872,442	6,034,502
Ser. 2002-W4, Class A6, 5.28%, 02/25/2027	10,694,029	10,858,323
Ser. 2003-07, Class A2, 4.87%, 05/25/2042	4,787,606	4,861,910
Ser. 2003-63, Class A8, 4.96%, 01/25/2043	7,122,005	7,365,251
Ser. 2003-W03, Class 1A2, 7.00%, 08/25/2042	14,677,844	15,362,859
Ser. 2003-W04, Class 5A, 5.24%, 10/25/2042	6,466,447	6,530,465
Ser. 2003-W06, Class 3A, 6.50%, 09/25/2032	20,244,937	20,737,901
Ser. 2003-W08, Class 4A, 5.11%, 11/25/2042	2,594,162	2,613,052
Ser. 2003-W1, Class 2A, 7.50%, 12/25/2042	21,051,961	22,225,187
Ser. 2003-W2, Class 2A8, 5.67%, 07/25/2042	47,795,240	49,480,978
Ser. 2003-W10, Class 2A, 5.15%, 06/25/2043	12,056,982	12,315,122
Ser. 2003-W18, Class 2A, 5.06%, 06/25/2033	57,443,150	59,729,215
Ser. 2004-T03, Class 2A, 5.06%, 08/25/2043	8,797,080	8,870,368
Ser. 2004-W12, Class 2A, 5.05%, 06/25/2044	31,041,739	32,505,047

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $477,365,222)		470,659,628

ASSET-BACKED SECURITIES 1.7%
SLMA:
Ser. 1997-4, Class A2, FRN, 5.36%, 10/25/2010	33,857,834	34,076,139
Ser. 1998-1, Class A2, FRN, 5.37%, 10/25/2011	34,120,042	34,421,946

Total Asset-Backed Securities (cost $68,397,009)		68,498,085

EVERGREEN ADJUSTABLE RATE FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.4%
FAMC, Ser. 2000-A, Class A, 6.24%, 12/15/2039  (cost $18,035,299)	$16,954,453	$17,521,368

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes, 4.25%, 01/15/2010 (cost $3,025,035)	2,945,875	3,164,518

YANKEE OBLIGATIONS-GOVERNMENT 0.2%
Instituto Nacional de Habitação US Aid Agcy. FRN, 5.33%, 12/01/2016 (cost $6,875,000)	6,875,000	6,906,556

	Shares	Value

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund ø ## (cost $2,987,831)	2,987,831	2,987,831

Total Investments (cost $4,254,128,000) 107.8%		4,233,696,178
Other Assets and Liabilities (7.8%)		(305,890,731)

Net Assets 100.0%		$3,927,805,447

¤	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
+	Inverse floating rate security
#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
µ	All or a portion of this security has been segregated as collateral for reverse repurchase agreements
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
SLMA	Student Loan Marketing Association
STRIPS	Separately Traded Registered Interest and Principal Securities

On March 31, 2006, the aggregate cost of securities for federal income tax purposes was $4,254,129,426. The gross unrealized appreciation and depreciation on securities based on tax cost was $15,429,768 and $35,863,016, respectively, with a net unrealized depreciation of $20,433,248.

As of March 31, 2006, the Fund entered into reverse repurchase agreements with a balance outstanding of $248,726,631.

EVERGREEN INSTITUTIONAL ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS

March 31, 2006 (unaudited)
	Principal Amount	Value

ASSET-BACKED SECURITIES 15.3%
Carlyle Loan Investment, Ltd., Ser. 2006-1A, Class 1, FRN, 4.80%, 04/13/2007 144A 	$15,000,000	$15,000,000
Chase Funding Mtge. Loan, Ser. 2003-2, Class 2A2, FRN, 5.10%, 02/25/2033	1,121,953	1,125,007
CPS Auto Trust, Ser. 2006-A, Class 1A2, 5.22%, 01/15/2010 144A 	6,000,000	5,999,849
Discover Card Master Trust, Ser. 2001-6, Class A, 5.75%, 12/15/2008	9,257,600	9,277,742
Finance America Mtge. Pass-Through Trust, Ser. 2004-1, Class A1, FRN, 5.03%, 06/25/2034	17,307,432	17,330,551
First Horizon Home Loan, Ser. 2006-HE1, Class A, FRN, 4.98%, 10/25/2034 	10,000,000	10,000,000
GE Equipment Small Ticket, LLC, Ser. 2005-1A, Class A2, 4.28%, 10/22/2007 144A	6,500,000	6,475,178
Mellon Bank Premium Fin. Trust, Ser. 2004-1, Class A, FRN, 5.07%, 06/15/2009	8,915,000	8,921,027
Popular ABS Mtge. Pass-Through Trust, Ser. 2005-B, Class AF1, FRN, 4.93%, 08/25/2035	5,511,907	5,513,891
Providian Gateway Master Trust:
Ser. 2004-AA, Class A, FRN, 4.98%, 03/15/2011 144A	2,850,000	2,847,773
Ser. 2004-EA, Class A, FRN, 4.88%, 11/15/2011 144A	1,800,000	1,794,094
Residential Asset Mtge. Products, Inc.:
Ser. 2005-RS7, Class A, FRN, 4.94%, 07/25/2035	5,456,578	5,460,375
Ser. 2006-RP1, Class A1, FRN, 4.95%, 10/25/2045 144A 	24,432,689	24,432,689
Susquehanna Auto Lease Trust, Ser. 2006-1, Class A2, 5.20%, 05/14/2008 144A	10,000,000	9,987,500
WFS Finl. Owner Trust, Ser. 2002-2, Class A4, 4.50%, 02/20/2010	635,667	636,314

Total Asset-Backed Securities (cost $124,854,589)		124,801,990

CERTIFICATES OF DEPOSIT 8.2%
Abbey National Treasury, 4.05%, 09/19/2006	1,870,000	1,861,267
Credit Suisse New York, 5.01%, 03/07/2007	7,000,000	6,987,120
Deutsche Bank AG:
4.73%, 12/01/2006	10,000,000	9,972,000
4.75%, 04/03/2006	16,959,963	16,959,963
Halifax Bank of Scotland, 4.76%, 10/17/2006	10,000,000	9,981,500
Rabobank Nederland, 4.11%, 09/25/2006	2,675,000	2,662,802
Royal Bank of Scotland, 4.79%, 12/18/2006	2,560,000	2,553,114
Societe Generale New York:
4.77%, 01/17/2007	1,030,000	1,026,673
4.78%, 12/18/2006	2,560,000	2,552,934
U.S. Trust Co. of New York, 4.77%, 09/12/2006	10,000,000	10,004,030
UBS AG Stamford, 4.15%, 09/25/2006	2,675,000	2,663,284

Total Certificates of Deposit (cost $67,270,970)		67,224,687

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.0%
FLOATING-RATE 5.0%
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-WF2, Class AF1, 4.96%, 08/25/2035	7,701,131	7,708,501
Credit Suisse First Boston Mtge., Ser. 2005-TFL2, Class A1, 4.92%, 09/15/2020 144A	7,228,699	7,233,495
Goldman Sachs Mtge. Securities Corp. II, Ser. 2005-FL7A, Class A1, 4.82%, 11/06/2019 144A	827,415	827,431
JPMorgan Chase Comml. Mtge. Securities Corp., Ser. 2006-FL1A, Class A1A, FRN, 4.84%,
02/15/2020 144A 	17,000,000	17,000,000
Lehman Brothers Holdings, Inc., Ser. 2005-FL7A, Class A1, 4.85%, 07/15/2018 144A	8,096,631	8,101,135

Total Commercial Mortgage-Backed Securities (cost $40,854,005)		40,870,562

COMMERCIAL PAPER 34.4%
Brahms Funding Corp.:
4.61%, 04/03/2006	10,000,000	10,000,000
4.82%, 04/04/2006	25,000,000	24,996,653
Check Point Charlie, Inc.:
4.72%, 05/25/2006	12,000,000	11,911,680
4.83%, 08/25/2006	12,000,000	11,751,600
Ebury Finance, Ltd.:
4.79%, 04/03/2006	20,000,000	20,000,000
4.82%, 04/03/2006	14,000,000	14,000,000
Fenway Funding, LLC, 4.90%, 04/03/2006	30,000,000	30,000,000
Ford Credit Floorplan Master:
4.75%, 04/19/2006	20,000,000	19,957,778
4.77%, 06/02/2006	13,700,000	13,583,550

1

EVERGREEN INSTITUTIONAL ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

COMMERCIAL PAPER continued
Georgetown Funding Co., LLC, 4.78%, 04/12/2006	$33,462,000	$33,422,013
Mortgage Interest Network, 4.84%, 04/03/2006	25,000,000	25,000,000
Scaldis Capital, LLC, 4.80%, 08/09/2006	16,647,000	16,350,683
Thornburg Mortgage Capital Resources, LLC, 4.82%, 04/05/2006	20,000,000	19,994,645
Three Crowns Funding Corp., 4.68%, 04/05/2006	10,591,000	10,588,246
Tulip Funding Corp., 4.75%, 06/01/2006	20,000,000	19,836,000

Total Commercial Paper (cost $281,443,963)		281,392,848

CORPORATE BONDS 15.1%
FINANCIALS 13.1%
Capital Markets 3.7%
AllianceBernstein, LP, 5.625%, 08/15/2006	22,670,000	22,706,567
Goldman Sachs Group, Inc.:
7.20%, 03/01/2007 144A	4,225,000	4,297,729
FRN, 4.75%, 01/30/2014	3,000,000	3,000,690

		30,004,986

Commercial Banks 0.2%
Wells Fargo & Co., 6.55%, 12/01/2006	1,458,000	1,468,843

Consumer Finance 3.0%
Boeing Capital Corp., 5.75%, 02/15/2007	9,590,000	9,621,685
General Electric Capital Corp., FRN, 3.45%, 01/15/2008	15,000,000	14,922,780

		24,544,465

Diversified Financial Services 2.4%
Beta Finance, Inc., FRN, 4.91%, 01/25/2007 144A	15,000,000	15,008,640
Sigma Finance, Inc., 4.86%, 02/12/2007 144A	5,000,000	4,982,460

		19,991,100

Insurance 2.1%
Allstate Life Global Funding II, 2.625%, 10/22/2006 144A	2,200,000	2,166,503
Prudential Financial, Inc., 4.10%, 11/15/2006	15,000,000	14,904,960

		17,071,463

Thrifts & Mortgage Finance 1.7%
Washington Mutual, Inc., 5.625%, 01/15/2007	14,071,000	14,098,720

INFORMATION TECHNOLOGY 0.5%
Computers & Peripherals 0.5%
Hewlett-Packard Co., 5.75%, 12/15/2006	4,500,000	4,515,201

TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 1.5%
Verizon Communications, Inc., 7.60%, 03/15/2007	11,829,000	12,016,099

Total Corporate Bonds (cost $123,946,799)		123,710,877

FUNDING AGREEMENTS 6.6%
Jackson National Life Funding Agreement:
5.05%, 10/02/2006  +	18,000,000	18,000,000
7.30%, 11/21/2007 +	5,000,000	5,138,530
Metropolitan Life Funding Agreement, 4.98%, 09/15/2006  +	16,000,000	16,000,000
New York Life Funding Agreement, 4.89%, 10/12/2006  +	15,000,000	15,000,000

Total Funding Agreements (cost $54,143,473)		54,138,530

2

EVERGREEN INSTITUTIONAL ENHANCED INCOME FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 7.6%
FHLB:
3.83%, 10/10/2007	$24,500,000	$24,324,016
4.50%, 11/03/2006	15,000,000	14,947,830
FHLMC:
4.50%, 08/22/2007	8,000,000	7,926,152
5.20%, 03/30/2007	15,000,000	14,992,170

Total U.S. Government & Agency Obligations (cost $62,233,962)		62,190,168

YANKEE OBLIGATIONS-CORPORATE 7.7%
FINANCIALS 5.9%
Commercial Banks 1 .2%
Islandsbanki HF, FRN, 4.84%, 03/22/2007 144A	10,000,000	10,001,810

Consumer Finance 2.8%
Conoco Funding Co., 5.45%, 10/15/2006	23,165,000	23,184,204

Insurance 1.9%
Aegon NV, 8.00%, 08/15/2006	15,000,000	15,140,910

TELECOMMUNICATION SERVICES 1.8%
Wireless Telecommunication Services 1.8%
Vodafone Group plc, 5.02%, 06/29/2007	15,000,000	15,009,240

Total Yankee Obligations-Corporate (cost $63,383,037)		63,336,164

Total Investments (cost $818,130,798) 99.9%		817,665,826
Other Assets and Liabilities 0.1%		721,586

Net Assets 100.0%		$818,387,412

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FRN	Floating Rate Note

On March 31, 2006, the aggregate cost of securities for federal income tax purposes was $818,130,798. The gross unrealized appreciation and depreciation on securities based on tax cost was $146,837 and $611,809, respectively, with a net unrealized depreciation of $464,972.

3

EVERGREEN LIMITED DURATION FUND
SCHEDULE OF INVESTMENTS

March 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.1%
FIXED-RATE 2.1%
FHLMC:
Ser. 1916, Class PB, 6.50%, 08/15/2011	$79,984	$80,221
Ser. R001, Class AE, 4.375%, 04/15/2015	3,321,640	3,221,293
GNMA, Ser. 2005-12, Class A, 4.04%, 05/16/2021	4,367,199	4,239,497

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $7,756,684)		7,541,011

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 8.0%
FIXED-RATE 8.0%
FHLMC:
4.00%, 12/01/2014	4,818,381	4,547,196
5.50%, 01/01/2018 – 11/01/2018	7,958,008	7,914,404
FNMA:
5.50%, 07/01/2014 – 08/01/2014	15,414,689	15,378,265
6.50%, 08/01/2010	38,559	39,089
GNMA:
6.50%, 12/15/2008 – 10/15/2010	73,916	74,936
8.00%, 08/15/2007	299	303
9.00%, 03/15/2009 – 08/15/2022	122,891	132,274
14.00%, 02/15/2012 – 06/15/2012	297,132	335,534

Total Agency Mortgage-Backed Pass Through Securities (cost $29,527,902)		28,422,001

ASSET-BACKED SECURITIES 5.8%
Capital One Auto Fin. Trust, Ser. 2002-A, Class A4, 4.79%, 01/15/2009	2,023,647	2,019,694
Chase Manhattan Auto Owner Trust, Ser. 2005-B, Class A2, 4.73%, 03/15/2008	2,860,000	2,845,157
CPS Auto Trust, Ser. 2005-D, Class A1, 4.93%, 12/15/2015 144A	2,730,563	2,719,532
Credit-Based Asset Servicing and Securitization, LLC, Ser. 2003-CB3, Class AF1, 2.88%, 12/25/2032 .	874,733	848,190
Empire Funding Home Loan Owner Trust, Ser. 1998-2, Class M2, 7.93%, 06/25/2024	548,242	539,102
Nautilus RMBS CDO, Ltd., Ser. 2005-1A, Class A3, FRN, 5.60%, 05/24/2035 144A	2,888,240	2,888,128
Oakwood Mtge. Investors, Inc., Ser. 1996-C, Class A5, 7.35%, 04/15/2027	1,202,336	1,207,273
Residential Asset Mtge. Products, Inc., Ser. 2001-RS1, Class AI4, 7.51%, 03/25/2031	1,219,124	1,217,220
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 6.17%, 01/25/2035 144A	3,000,000	3,066,180
UPFC Auto Receivables Trust, Ser. 2005-B, Class A2, 4.74%, 10/15/2008	3,000,000	2,994,661

Total Asset-Backed Securities (cost $20,507,828)		20,345,137

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.8%
FIXED-RATE 2.8%
Diversified REIT, Ser. 1999-1A, Class A1, 6.78%, 09/18/2007 144A	3,469,179	3,494,887
GE Capital Comml. Mtge. Corp., Ser. 2002-2A, Class A1, 3.35%, 08/11/2036	2,252,036	2,218,010
GE Capital Mall Fin. Corp., Ser. 1998-1A, Class B2, 7.25%, 09/13/2028 144A	4,000,000	4,147,600

Total Commercial Mortgage-Backed Securities (cost $10,524,769)		9,860,497

CORPORATE BONDS 43.5%
CONSUMER DISCRETIONARY 7.8%
Automobiles 1.7%
DaimlerChrysler AG:
3.98%, 04/24/2006	3,500,000	3,490,077
4.99%, 05/24/2006	2,500,000	2,500,755

		5,990,832

Household Durables 1.7%
Fortune Brands, Inc., 2.875%, 12/01/2006	3,000,000	2,952,552
Ryland Group, Inc., 8.00%, 08/15/2006	3,000,000	3,026,664

		5,979,216

Media 3.2%
Chancellor Media Corp., 8.00%, 11/01/2008	2,000,000	2,100,690
Cox Communications, Inc., 7.75%, 08/15/2006	3,500,000	3,525,697

1

EVERGREEN LIMITED DURATION FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
Lenfest Communications, Inc., 10.50%, 06/15/2006	$2,650,000	$2,672,199
Reed Elsevier NV, 6.125%, 08/01/2006	3,000,000	3,008,187

		11,306,773

Textiles, Apparel & Luxury Goods 1.2%
NIKE, Inc., 5.50%, 08/15/2006	4,225,000	4,228,972

CONSUMER STAPLES 1.0%
Household Products 1.0%
Clorox Co., 4.83%, 04/20/2006	3,500,000	3,492,017

ENERGY 0.8%
Oil, Gas & Consumable Fuels 0.8%
Devon Energy Corp., 2.75%, 08/01/2006	3,000,000	2,974,317

FINANCIALS 19.1%
Capital Markets 5.6%
Bear Stearns Cos., FRN, 4.96%, 01/30/2009 þ	4,000,000	4,022,696
Goldman Sachs Group, Inc.:
7.20%, 03/01/2007 144A	650,000	661,189
FRN, 4.81%, 10/27/2006	4,000,000	4,004,328
Lehman Brothers Holdings, Inc., FRN, 4.37%, 09/28/2007	3,000,000	2,978,340
Merrill Lynch & Co., Inc., FRN, 5.13%, 09/09/2009	4,000,000	4,007,484
Morgan Stanley, FRN, 4.73%, 01/18/2008	4,000,000	4,007,892

		19,681,929

Commercial Banks 2.1%
First Tennessee Bank, 5.32%, 12/08/2008	3,500,000	3,475,486
Fleet Capital Trust V, FRN, 5.93%, 12/18/2028	4,000,000	4,004,404

		7,479,890

Consumer Finance 2.9%
HSBC Finance Corp., 7.35%, 06/15/2022	3,000,000	3,003,804
Sony Capital Corp., 4.95%, 11/01/2006 144A	3,000,000	2,984,109
Textron Financial Corp., 2.69%, 10/03/2006	4,500,000	4,447,310

		10,435,223

Diversified Financial Services 2.3%
Citigroup, Inc., FRN, 4.99%, 11/05/2014	4,000,000	4,033,808
JPMorgan Chase Capital XIII, FRN, 5.48%, 09/30/2034 þ	4,000,000	4,044,072

		8,077,880

Insurance 2.8%
American International Group, Inc., 2.875%, 05/15/2008	2,000,000	1,906,756
Genworth Financial, Inc., FRN, 5.06%, 06/15/2007	4,000,000	4,008,740
Prudential Insurance Co., 6.375%, 07/23/2006 144A	4,000,000	4,014,336

		9,929,832

Real Estate 0.6%
iStar Financial, Inc., REIT, FRN, 6.14%, 03/12/2007	2,000,000	2,019,218

Thrifts & Mortgage Finance 2.8%
Countrywide Home Loan:
5.50%, 08/01/2006	2,000,000	2,002,874
FRN, 4.90%, 06/02/2006	4,000,000	4,001,940
Washington Mutual, Inc., FRN, 4.90%, 01/15/2010	4,000,000	4,016,800

		10,021,614

2

EVERGREEN LIMITED DURATION FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE 1.1%
Health Care Providers & Services 1.1%
CIGNA Corp., 8.25%, 01/01/2007 þ	$3,500,000	$3,567,284
Quest Diagnostics, Inc., 6.75%, 07/12/2006	420,000	421,533

		3,988,817

INDUSTRIALS 4.4%
Commercial Services & Supplies 0.8%
ARAMARK Corp., 7.00%, 07/15/2006	2,619,000	2,630,238

Industrial Conglomerates 1.1%
General Electric Co., 3.45%, 07/16/2007	4,000,000	3,914,952

Road & Rail 2.5%
Burlington Northern Santa Fe Corp., 9.25%, 10/01/2006	2,750,000	2,801,411
Norfolk Southern Corp., 7.40%, 09/15/2006	3,000,000	3,032,229
Union Pacific Corp., 6.70%, 12/01/2006	3,000,000	3,025,545

		8,859,185

INFORMATION TECHNOLOGY 0.9%
Computers & Peripherals 0.9%
International Business Machines Corp., 4.875%, 10/01/2006	3,000,000	2,996,799

MATERIALS 1.0%
Chemicals 1.0%
International Flavors & Fragrances, Inc., 6.45%, 05/15/2006	3,500,000	3,503,962

TELECOMMUNICATION SERVICES 4.2%
Diversified Telecommunication Services 3.6%
GTE Corp., 6.36%, 04/15/2006	5,390,000	5,391,391
SBC Communications, Inc.:
5.75%, 05/02/2006	4,000,000	4,001,292
7.25%, 11/01/2027	3,150,000	3,189,671

		12,582,354

Wireless Telecommunication Services 0.6%
Sprint Nextel Corp., 4.78%, 08/17/2006	2,265,000	2,260,535

UTILITIES 3.2%
Electric Utilities 0.8%
Entergy Gulf States, Inc., 3.60%, 06/01/2008	3,000,000	2,870,655

Independent Power Producers & Energy Traders 0.7%
Duke Energy Corp., 4.30%, 05/18/2006	2,550,000	2,548,521

Multi-Utilities 1.7%
Baltimore Gas & Electric Co., 5.25%, 12/15/2006	3,000,000	2,997,309
Energy East Corp., 5.75%, 11/15/2006	3,000,000	3,006,549

		6,003,858

Total Corporate Bonds (cost $154,650,517)		153,777,589

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY
INDICATED) 1.7%
Mexico, 8.00%, 12/28/2006 MXN	33,000,000	3,045,642
Sweden, 5.00%, 01/28/2009 SEK	21,000,000	2,831,444

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $6,108,724)		5,877,086

U.S. GOVERNMENT & AGENCY OBLIGATIONS 12.9%
FHLB, 4.625%, 01/23/2007	$5,000,000	4,980,555
FHLMC:
2.85%, 02/23/2007	8,000,000	7,844,224
3.625%, 02/15/2007	13,000,000	12,837,227

3

EVERGREEN LIMITED DURATION FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS continued
FNMA:
3.01%, 06/02/2006	$10,000,000	$9,967,400
3.55%, 01/12/2007	5,000,000	4,941,000
FRN, 4.60%, 02/17/2009	5,000,000	4,879,500

Total U.S. Government & Agency Obligations (cost $45,911,711)		45,449,906

U.S. TREASURY OBLIGATIONS 3.4%
U.S. Treasury Notes, 4.375%, 01/31/2008 þ (cost $11,918,026)	12,000,000	11,903,916

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 5.9%
FIXED-RATE 5.9%
Countrywide Alternative Loan Trust, Ser. 2004-30CB, Class 1A3, 5.50%, 02/25/2035	5,000,000	4,922,626
GSR Mtge. Loan Trust, Ser. 2005-AR1, Class 2A1, FRN, 4.94%, 01/25/2035	7,247,478	7,120,647
Morgan Stanley Capital I, Inc., Ser. 2005-XLF, Class K, 5.40%, 08/15/2019 144A	1,470,000	1,469,471
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.80%, 06/25/2034	3,500,000	3,333,904
Ser. 2004-AR5, Class A6, 3.85%, 06/25/2034	4,000,000	3,825,021

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $21,063,866)		20,671,669

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.7%
FLOATING-RATE 0.7%
Banc of America Mtge. Securities, Inc., Ser. 2002-E, Class A1, 6.20%, 05/20/2032	68,632	68,886
IndyMac Index Mtge. Loan Trust, Ser. 2005-AR3, Class 4A1, 5.52%, 04/25/2035	2,426,797	2,403,354

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $2,544,016)		2,472,240

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 1.1%
FIXED-RATE 0.3%
MASTR Resecuritization Trust, Ser. 2005-2, 4.75%, 03/28/2034	1,096,667	1,042,985

FLOATING-RATE 0.8%
Countrywide Home Loans, Inc., Ser. 2004-HYB8, Class 1M2, 6.08%, 01/20/2035	3,000,057	3,024,657

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $4,136,270)		4,067,642

YANKEE OBLIGATIONS-CORPORATE 7.1%
FINANCIALS 5.8%
Commercial Banks 2.4%
KfW Bankengruppe, 3.25%, 07/16/2007	5,000,000	4,877,220
Royal Bank of Scotland Group plc, FRN, 4.88%, 12/29/2049	4,000,000	3,471,600

		8,348,820

Diversified Financial Services 2.3%
Preferred Term Securities, Ltd., FRN:
6.49%, 03/24/2034 144A	5,000,000	5,108,100
6.49%, 06/24/2034 144A	3,000,000	3,071,580

		8,179,680

Real Estate 1.1%
Westfield Capital Corp., Ltd., FRN, 4.98%, 11/02/2007 144A	4,000,000	4,011,872

INDUSTRIALS 1.0%
Industrial Conglomerates 1.0%
Tyco International Group SA, 5.80%, 08/01/2006	3,500,000	3,504,413

TELECOMMUNICATION SERVICES 0.3%
Diversified Telecommunication Services 0.3%
Telecom Italia Capital, 4.875%, 10/01/2010	1,000,000	963,853

Total Yankee Obligations-Corporate (cost $25,000,557)		25,008,638

4

EVERGREEN LIMITED DURATION FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Shares	Value

PREFERRED STOCKS 1.1%
FINANCIALS 1.1%
Thrifts & Mortgage Finance 1.1%
Fannie Mae, Ser. O (cost $3,902,500)	70,000	$3,782,191

	Principal Amount	Value

SHORT-TERM INVESTMENTS 7.3%
U.S. TREASURY OBLIGATIONS 1.0%
U.S. Treasury Bills:
4.07%, 04/27/2006 ƒ †.	$500,000	498,643
4.66%, 09/07/2006 ƒ †.	3,000,000	2,939,666

		3,438,309

	Shares	Value

MUTUAL FUND SHARES 6.3%
Evergreen Institutional Money Market Fund ø	5,569,290	5,569,290
Navigator Prime Portfolio þþ	16,893,522	16,893,522

		22,462,812

Total Short-Term Investments (cost $25,901,121)		25,901,121

Total Investments (cost $369,454,491) 103.4%		365,080,644
Other Assets and Liabilities (3.4%)		(12,001,512)

Net Assets 100.0%		$353,079,132

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
þ	All or a portion of this security is on loan.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
†	Rate shown represents the yield to maturity at date of purchase.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
CDO	Collateralized Debt Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
MXN	Mexican Peso
REIT	Real Estate Investment Trust
SEK	Swedish Krona

At March 31, 2006, the Fund had open long futures contracts outstanding as follows:

		Initial Contract Amount	Value at March 31, 2006	Unrealized Loss
Expiration	Contracts

June 2006	405 2-Year U.S. Treasury Note Futures	$82,721,480	$82,563,049	$158,431

On March 31, 2006 the aggregate cost of securities for federal income tax purposes was $369,454,491. The gross unrealized appreciation and depreciation on securities based on tax cost was $398,596 and $4,772,443, respectively, with a net unrealized depreciation of $4,373,847.

5

EVERGREEN SHORT INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS

March 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.6%
FIXED-RATE 9.6%
FHLMC:
6.98%, 10/01/2020	$15,603,850	$16,545,075
7.30%, 12/01/2012	2,032,297	2,156,654
FNMA:
4.44%, 04/01/2013	2,319,404	2,195,570
4.83%, 02/01/2013	11,297,525	10,909,986
6.02%, 01/01/2009	3,222,309	3,248,579
6.08%, 10/01/2008	14,923,713	15,051,207
6.19%, 02/01/2008	4,091,473	4,115,594
6.26%, 03/01/2011	2,636,528	2,698,422
6.29%, 06/01/2011	3,384,916	3,488,059
6.37%, 01/01/2008	2,135,769	2,154,704
6.42%, 01/01/2008	2,693,511	2,719,096
6.69%, 06/01/2011	5,060,110	5,292,277
6.79%, 12/01/2007	2,605,796	2,640,688
6.82%, 12/01/2007	6,139,634	6,218,196
6.875%, 01/01/2007	2,700,093	2,704,488
6.91%, 07/01/2009	9,257,971	9,567,531
6.97%, 11/01/2007	3,909,571	4,009,136
7.01%, 12/01/2010	4,204,581	4,429,245
7.09%, 07/01/2009	2,777,026	2,881,416
7.18%, 11/01/2011	2,902,376	3,106,104
7.20%, 12/01/2006	3,206,405	3,210,054
7.26%, 12/01/2010	4,130,743	4,404,259

Total Agency Commercial Mortgage-Backed Securities (cost $119,851,867)		113,746,340

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 7.6%
FIXED-RATE 7.6%
FHLB, Ser. 606, Class Y, 5.27%, 12/28/2012 	12,874,687	12,758,815
FHLMC:
Ser. 1935, Class FL, 5.45%, 02/15/2027	33,912	34,400
Ser. 2356, Class GD, 6.00%, 09/15/2016	9,164,566	9,277,747
Ser. 2693, Class PD, 4.50%, 04/15/2017	8,218,000	7,838,035
Ser. 2752, Class PE, 5.00%, 02/15/2028	13,190,000	12,857,356
Ser. 2773, Class EB, 4.50%, 08/15/2013	11,940,000	11,752,965
Ser. 2780, Class LD, 5.00%, 03/15/2029	6,703,000	6,508,298
Ser. 2807, Class ND, 5.50%, 04/15/2029	14,620,000	14,407,994
Ser. 3083, Class UB, 4.50%, 06/15/2032	5,754,983	5,555,448
Ser. 3098, Class PD, 5.00%, 07/15/2031	9,381,286	9,012,097

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $92,021,479)		90,003,155

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 7.0%
FIXED-RATE 7.0%
FHLMC:
6.00%, 04/01/2017	204,733	207,298
6.50%, 09/01/2019	6,521,725	6,661,503
FHLMC 30 year, 5.00%, TBA #	2,850,000	2,711,952
FNMA:
6.00%, 11/01/2014 – 02/01/2018	1,091,296	1,106,739
6.50%, 07/01/2017 – 08/01/2017	3,030,594	3,104,168
7.00%, 10/01/2007 – 08/01/2032	1,900,318	1,955,426
7.50%, 10/01/2031 – 03/01/2032	446,567	466,719
FNMA 15 year, 5.00%, TBA #	47,955,000	46,756,125
FNMA 30 year, 5.50%, TBA #	19,130,000	18,675,663
GNMA, 8.05%, 06/15/2019 – 10/15/2020	1,392,741	1,485,137

		83,130,730

1

EVERGREEN SHORT INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE 0.0%
FNMA, 4.54%, 06/01/2017	$13,309	$13,322

Total Agency Mortgage-Backed Pass Through Securities (cost $83,731,110)		83,144,052

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.9%
FNMA, Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033 (cost $11,136,900)	10,690,000	10,637,131

ASSET-BACKED SECURITIES 3.0%
FNMA, Ser. 2004-W10, Class A24, 5.00%, 08/25/2034	5,985,000	5,842,407
Merrill Lynch Mtge. Investments, Inc., Ser. 2005-SL3, Class A2A, 5.37%, 12/25/2035	13,181,198	13,130,005
Popular ABS Mtge. Pass-Through Trust, Ser. 2005-5, Class AF1, 5.10%, 11/25/2035	10,807,778	10,749,259
Residential Asset Mtge. Products, Inc., Ser. 2002-RS3, Class AI5, 5.57%, 02/25/2032	5,690,668	5,676,769

Total Asset-Backed Securities (cost $35,714,268)		35,398,440

COMMERCIAL MORTGAGE-BACKED SECURITIES 11.3%
FIXED-RATE 11.3%
Banc of America Comml. Mtge., Inc.:
Ser. 2004-4, Class A1, 3.46%, 07/10/2042	6,874,281	6,727,744
Ser. 2004-4, Class A6, 4.88%, 07/10/2042	8,950,000	8,527,032
Ser. 2005-5, Class A4, 5.12%, 10/10/2045	6,375,000	6,169,696
Bear Stearns Comml. Mtge. Securities, Inc.:
Ser. 2001-TOP2, Class A1, 6.08%, 02/15/2035	5,583,360	5,623,683
Ser. 2002, Class E, 7.09%, 10/15/2036 144A	5,000,000	5,429,661
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	8,077,120	7,772,643
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	12,530,000	12,016,582
GE Capital Comml. Mtge. Corp., Ser. 2003-C1, Class A1, 3.09%, 01/10/2038	3,720,434	3,606,583
GMAC Comml. Mtge. Securities, Inc., Ser. 2003-C3, Class A4, 5.02%, 04/10/2040	12,175,000	11,773,546
Goldman Sachs Mtge. Securities Corp. II, Ser. 2003-C1, Class A1, 2.90%, 01/10/2040	6,904,715	6,715,189
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2003-PM1, Class A4, 5.33%, 08/12/2040	8,370,000	8,255,051
Ser. 2004-CB8, Class A4, 4.40%, 01/12/2039	7,580,000	7,007,504
Ser. 2004-CB9, Class A4, 5.38%, 06/12/2041	10,000,000	9,957,241
Merrill Lynch Mtge. Trust, Ser. 2003-KEY1, Class A4, 5.24%, 11/12/2035	3,090,000	3,022,557
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	6,254,000	6,358,264
Ser. 2003-IQ4, Class A2, 4.07%, 05/15/2040	18,490,000	17,019,365
Morgan Stanley Dean Witter, Ser. 2001, Class E, 7.30%, 07/15/2033 144A	7,000,000	7,649,922

Total Commercial Mortgage-Backed Securities (cost $137,456,540)		133,632,263

CORPORATE BONDS 30.2%
CONSUMER DISCRETIONARY 3.7%
Automobiles 0.1%
DaimlerChrysler AG, 7.30%, 01/15/2012	1,240,000	1,311,818

Media 2.1%
Comcast Corp.:
6.20%, 11/15/2008	870,000	884,986
6.75%, 01/30/2011	10,175,000	10,587,820
Time Warner, Inc., 6.875%, 05/01/2012	12,175,000	12,780,986

		24,253,792

Multi-line Retail 0.6%
May Department Stores Co., 7.45%, 09/15/2011	6,525,000	7,030,772

Specialty Retail 0.9%
Home Depot, Inc., 5.40%, 03/01/2016	10,725,000	10,615,938

CONSUMER STAPLES 2.6%
Beverages 1.1%
Anheuser-Busch Companies, Inc., 5.625%, 10/01/2010	7,100,000	7,186,769
Molson Coors Brewing Co., 6.375%, 05/15/2012	6,000,000	6,194,766

		13,381,535

2

EVERGREEN SHORT INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food & Staples Retailing 0.6%
Safeway, Inc., 4.80%, 07/16/2007	$7,525,000	$7,461,301

Food Products 0.9%
General Mills, Inc., 6.00%, 02/15/2012	10,000,000	10,199,810

FINANCIALS 17.6%
Capital Markets 3.0%
Bank of New York Co., Inc., 7.30%, 12/01/2009	5,000,000	5,316,750
Goldman Sachs Group, Inc.:
3.875%, 01/15/2009	11,000,000	10,608,697
7.35%, 10/01/2009	790,000	838,001
Legg Mason, Inc., 6.75%, 07/02/2008	9,950,000	10,240,421
Merrill Lynch & Co., Inc., 4.125%, 09/10/2009	5,000,000	4,806,550
Morgan Stanley, 3.875%, 01/15/2009	4,000,000	3,851,124

		35,661,543

Commercial Banks 3.2%
Bank of America Corp., 4.375%, 12/01/2010	9,250,000	8,874,977
National City Corp.:
4.50%, 03/15/2010	10,250,000	9,929,001
6.20%, 12/15/2011	2,475,000	2,562,499
PNC Financial Services Group, Inc., 6.125%, 02/15/2009	3,400,000	3,463,882
SunTrust Banks, Inc., 6.375%, 04/01/2011	10,720,000	11,145,359
Union Planters Bank, 6.50%, 03/15/2008	1,000,000	1,020,006

		36,995,724

Consumer Finance 3.2%
American General Finance Corp.:
3.875%, 10/01/2009	3,000,000	2,857,752
4.50%, 11/15/2007	9,545,000	9,443,546
ChevronTexaco Capital Co., 3.50%, 09/17/2007	700,000	684,136
ConocoPhillips Funding Co., 5.45%, 10/15/2006	1,000,000	1,000,829
Ford Motor Credit Co., 7.375%, 10/28/2009	9,545,000	8,980,404
General Electric Capital Corp., 6.125%, 02/22/2011	10,000,000	10,313,800
HSBC Finance Corp., 4.625%, 09/15/2010	5,000,000	4,826,010

		38,106,477

Diversified Financial Services 1.2%
Citigroup, Inc., 5.75%, 05/10/2006	755,000	755,563
Sprint Capital Corp., 7.625%, 01/30/2011	11,000,000	11,908,490
Verizon Global Funding Corp., 6.125%, 06/15/2007	860,000	867,818

		13,531,871

Insurance 2.7%
Genworth Financial, Inc., 4.75%, 06/15/2009	10,750,000	10,556,651
MetLife, Inc., 5.00%, 06/15/2015	13,000,000	12,394,902
Prudential Financial, Inc., 5.10%, 09/20/2014	9,375,000	9,057,028

		32,008,581

Real Estate 3.0%
Archstone-Smith Trust, REIT, 5.25%, 05/01/2015	7,200,000	6,933,096
CarrAmerica Realty Corp., REIT:
3.625%, 04/01/2009	8,500,000	8,087,010
5.125%, 09/01/2011	4,500,000	4,425,296
Duke Realty Corp., REIT, 3.35%, 01/15/2008	10,000,000	9,639,940
EOP Operating, LP, 7.00%, 07/15/2011	6,300,000	6,635,979

		35,721,321

3

EVERGREEN SHORT INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Thrifts & Mortgage Finance 1.3%
Vanderbilt Mortgage & Finance, Inc., 7.60%, 06/07/2025	$8,000,000	$8,313,477
Washington Mutual, Inc., 5.00%, 03/22/2012	7,000,000	6,763,981

		15,077,458

HEALTH CARE 0.7%
Health Care Providers & Services 0.7%
WellPoint, Inc., 5.00%, 01/15/2011	9,000,000	8,806,779

INDUSTRIALS 1.0%
Road & Rail 1.0%
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	10,975,000	11,216,165

MATERIALS 0.7%
Paper & Forest Products 0.7%
International Paper Co., 5.85%, 10/30/2012	8,695,000	8,652,099

TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 1.7%
SBC Communications, Inc.:
5.875%, 02/01/2012	2,825,000	2,845,188
6.25%, 03/15/2011	8,500,000	8,731,353
Verizon Communications, Inc., 5.875%, 01/17/2012	8,370,000	8,307,752

		19,884,293

Wireless Telecommunication Services 0.5%
Cingular Wireless, 8.125%, 05/01/2012	5,725,000	6,436,005

UTILITIES 1.7%
Electric Utilities 1.3%
Carolina Power & Light Co., 6.50%, 07/15/2012	8,500,000	8,868,738
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	6,490,000	6,477,241

		15,345,979

Gas Utilities 0.4%
Consolidated Natural Gas Co., Ser. B, 5.375%, 11/01/2006	4,300,000	4,299,905

Total Corporate Bonds (cost $362,066,559)		355,999,166

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.8%
FHLMC:
3.50%, 04/01/2008	800,000	776,679
6.25%, 03/05/2012	1,675,000	1,688,432
FNMA:
3.00%, 02/26/2007	1,800,000	1,766,970
3.75%, 05/17/2007	1,250,000	1,231,666
4.75%, 01/02/2007	1,525,000	1,520,084
5.50%, 05/02/2006	1,750,000	1,750,590
6.375%, 06/15/2009	890,000	922,831

Total U.S. Government & Agency Obligations (cost $10,018,706)		9,657,252

U.S. TREASURY OBLIGATIONS 17.4%
U.S. Treasury Bonds, 7.50%, 11/15/2016	77,425,000	93,581,430
U.S. Treasury Notes:
3.375%, 11/15/2008	102,795,000	99,189,157
4.25%, 08/15/2015	1,280,000	1,219,750
TIPS, 3.375%, 01/15/2007	11,603,619	11,731,445

Total U.S. Treasury Obligations (cost $210,111,483)		205,721,782

4

EVERGREEN SHORT INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS continued

March 31, 2006 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.3%
FIXED-RATE 4.2%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.79%, 05/25/2035	$7,800,000	$7,534,611
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.80%, 06/25/2034	14,275,000	13,597,564
Ser. 2005-AR5, Class A6, 4.68%, 05/25/2035	15,851,000	15,407,432
Ser. 2005-AR12, Class 1A4, 4.84%, 10/25/2035	13,310,000	12,909,768

		49,449,375

FLOATING-RATE 0.1%
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2004-9XS, Class A, 5.19%, 07/25/2034	755,008	756,818

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $51,220,179)		50,206,193

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.3%
FLOATING-RATE 0.3%
DLJ Mtge. Acceptance Corp., Ser. 1991-3, Class A1, 5.27%, 02/20/2021	309,550	308,723
Fund America Investors Corp., Ser. 1993-A, Class A5, 5.95%, 06/25/2023	957,463	969,180
Perpetual Savings Bank, Ser. 1990-1, Class 1, 5.52%, 04/01/2020	1,646,470	1,645,713

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $2,911,895)		2,923,616

YANKEE OBLIGATIONS-CORPORATE 1.1%
TELECOMMUNICATION SERVICES 1.1%
Wireless Telecommunication Services 1.1%
Vodafone Group plc, 7.75%, 02/15/2010 (cost $12,597,137)	11,525,000	12,360,735

YANKEE OBLIGATIONS-GOVERNMENT 0.1%
Canada, 4.625%, 10/03/2006 (cost $1,124,010)	1,125,000	1,122,735

	Shares	Value

SHORT-TERM INVESTMENTS 11.8%
MUTUAL FUND SHARES 11.8%
Evergreen Institutional Money Market Fund ø ## (cost $139,688,397)	139,688,397	139,688,397

Total Investments (cost $1,269,650,530) 105.4%		1,244,241,257
Other Assets and Liabilities (5.4%)		(64,101,621)

Net Assets 100.0%		$1,180,139,636

	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
#	When-issued or delayed delivery security
144 A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities

On March 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,269,739,559. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,776,944 and $28,275,246, respectively, with a net unrealized depreciation of $25,498,302.

5

Item 2 – Controls and Procedures

(a)	The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By:  /s/ Dennis H. Ferro
        _______________________
        Dennis H. Ferro,
        Principal Executive Officer

Date: May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Dennis H. Ferro
        _______________________
        Dennis H. Ferro,
        Principal Executive Officer

Date: May 22, 2006

By:  /s/ Kasey Phillips
        ________________________
        Kasey Phillips
        Principal Financial Officer

Date: May 22, 2006